VESSEL AND CAPITALIZED DRY-DOCKING (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of vessel and capitalized dry-docking

	30 June	30 June	31 December
USDm	2024	2023	2023

Cost:
Balance as of beginning of period	2,622.1	2,421.2	2,421.2
Additions	428.3	352.1	476.0
Disposals	-7.2	-23.0	-31.9
Transferred from prepayments	141.0	33.0	40.6
Transferred to assets held-for-sale	-43.7	-39.1	-283.8
Balance	3,140.5	2,744.2	2,622.1

Depreciation:
Balance as of beginning of period	536.3	543.8	543.8
Disposals	-7.2	-22.7	-31.9
Depreciation for the period	87.5	69.2	143.7
Transferred to assets held-for-sale	-19.5	-16.0	-119.3
Balance	597.1	574.3	536.3

Impairment:
Balance as of beginning of period	15.6	21.5	21.5
Transferred to assets held-for-sale	-0.9	-1.0	-5.9
Balance	14.7	20.5	15.6

Carrying amount	2,528.7	2,149.4	2,070.2

	30 June	30 June	31 December
USDm	2024	2023	2023

Balance as of beginning of period	86.0	—	—
Additions	55.0	37.4	126.6
Transferred to vessels	-141.0	-33.0	-40.6
Carrying amount	—	4.4	86.0